Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Financial Liabilities Subject to Fair Value Measurements

The following table sets forth the Company’s financial liabilities, related to warrants issued in the February 2015 offering, subject to fair value measurements as of March 31, 2017 and December 31, 2016:

	Fair Value as of March 31, 2017	Basis of Fair Value Measurements
(in thousands)		Level 1	Level 2	Level 3
February 2015 warrants	$2,407	$—	$—	$2,407

	Fair Value as of December 31, 2016	Basis of Fair Value Measurements
(in thousands)		Level 1	Level 2	Level 3
February 2015 warrants	$1,743	$—	$—	$1,743

The following table sets forth the Company’s financial liabilities, related to warrants issued in the March 2011 and February 2015 offerings, subject to fair value measurements as of December 31, 2016 and 2015:

	Fair Value as of December 31, 2016	Basis of Fair Value Measurements
(in thousands)		Level 1	Level 2	Level 3
February 2015 warrants	$1,743	$—	$—	$1,743

	Fair Value as of December 31, 2015	Basis of Fair Value Measurements
(in thousands)		Level 1	Level 2	Level 3
March 2011 warrants	$38	$—	$—	$38
February 2015 warrants	1,826	—	—	1,826

Total common stock warrants	$1,864	$—	$—	$1,864

Reconciliation of Warrant Liability Measured at Fair Value

The following table is a reconciliation of the warrant liability measured at fair value using level 3 inputs (in thousands):

Warrant Liability
Balance at December 31, 2016	$1,743
Change in fair value of common stock warrants during three months ended March 31, 2017	664

Balance at March 31, 2017	$2,407

The following table is a reconciliation of the warrant liability measured at fair value using level 3 inputs (in thousands):

Warrant Liability
Balance at December 31, 2013	$23,421
Exercise of common stock warrants during 2014	(10,116)
Change in fair value of common stock warrants during 2014	(9,344)

Balance at December 31, 2014	3,961
Initial fair value of common stock warrant related to February 2015 offering	14,693
Exercise of common stock warrants during 2015	(17)
Change in fair value of common stock warrants during 2015	(16,773)

Balance at December 31, 2015	1,864
Change in fair value related to expired March 2016 common stock warrants	(38)
Change in fair value of common stock warrants during 2016	(83)

Balance at December 31, 2016	$1,743

March 2011 Warrants
Outstanding Warrants Valuation Assumption

The fair value of these warrants on December 31, 2015 was determined using a Black Scholes valuation model with the following key level 3 inputs:

December 31, 2015
Risk-free interest rate	0.16%
Expected life (in years)	0.21
Dividend yield	—
Volatility	179%
Stock price	$0.48

February 2015 Warrants
Outstanding Warrants Valuation Assumption

The fair value of these warrants on March 31, 2017 and December 31, 2016 was determined using a Black-Scholes model with the following key level 3 inputs:

	March 31, 2017	December 31, 2016
Risk-free interest rate	1.50%	1.93%
Expected life (in years)	2.89	3.13
Dividend yield	—	—
Volatility	141%	135%
Stock price	$0.57	$0.44

The fair value of these warrants on December 31, 2016 and 2015 was determined using a Black Scholes valuation model with the following key level 3 inputs:

	December 31, 2016	December 31, 2015
Risk-free interest rate	1.93%	1.76%
Expected life (in years)	3.13	4.14
Dividend yield	—	—
Volatility	135%	112%
Stock price	$0.44	$0.48